Quarterly Holdings Report
for
Fidelity Advisor® Balanced Fund
November 30, 2023
AIG-NPRT1-0124
1.805755.119
Common Stocks - 61.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	1,373,700	22,762
Cellnex Telecom SA (a)	68,100	2,600
Liberty Global Ltd. Class C (b)	94,069	1,584
		26,946
Entertainment - 1.0%
Netflix, Inc. (c)	66,487	31,513
Roku, Inc. Class A (c)	38,600	4,022
Sea Ltd. ADR (c)	174,200	6,310
Spotify Technology SA (c)	12,100	2,240
Take-Two Interactive Software, Inc. (c)	14,380	2,275
The Walt Disney Co.	235,925	21,868
TKO Group Holdings, Inc.	44,300	3,426
		71,654
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (c)	798,040	105,764
Class C (c)	261,820	35,063
Epic Games, Inc. (c)(d)(e)	1,715	1,013
Match Group, Inc. (c)	32,800	1,062
Meta Platforms, Inc. Class A (c)	330,075	107,984
Pinterest, Inc. Class A (c)	93,600	3,189
Snap, Inc. Class A (c)	567,630	7,850
		261,925
Media - 0.4%
Altice U.S.A., Inc. Class A (c)	143,002	329
Charter Communications, Inc. Class A (c)	14,700	5,882
Comcast Corp. Class A	162,326	6,800
Liberty Broadband Corp.:
Class A (c)	119,301	9,895
Class C (c)	45,500	3,782
		26,688
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	48,495	7,296
TOTAL COMMUNICATION SERVICES		394,509
CONSUMER DISCRETIONARY - 6.5%
Automobile Components - 0.1%
Adient PLC (c)	114,100	3,674
Aptiv PLC (c)	37,700	3,123
		6,797
Automobiles - 1.0%
Ferrari NV	11,700	4,200
Tesla, Inc. (c)	267,400	64,197
		68,397
Broadline Retail - 2.7%
Amazon.com, Inc. (c)	1,287,900	188,149
eBay, Inc.	172,300	7,066
		195,215
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (c)	5,200	16,254
Caesars Entertainment, Inc. (c)	107,600	4,812
Churchill Downs, Inc.	67,554	7,821
Domino's Pizza, Inc.	15,400	6,051
Flutter Entertainment PLC (c)	1,904	297
Marriott International, Inc. Class A	69,600	14,108
McDonald's Corp.	48,700	13,726
Penn Entertainment, Inc. (c)	42,800	1,051
Red Rock Resorts, Inc.	31,100	1,385
Sweetgreen, Inc. Class A (c)	11,300	106
Yum! Brands, Inc.	105,700	13,271
		78,882
Household Durables - 0.0%
D.R. Horton, Inc.	3,400	434
Mohawk Industries, Inc. (c)	30,600	2,702
		3,136
Specialty Retail - 1.2%
Burlington Stores, Inc. (c)	16,100	2,730
Cazoo Group Ltd. (c)(d)	2,665	1
Foot Locker, Inc.	40,100	1,080
Lowe's Companies, Inc.	122,600	24,377
The Home Depot, Inc.	61,309	19,220
TJX Companies, Inc.	359,030	31,634
Valvoline, Inc.	150,300	5,146
		84,188
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	164,964	18,191
PVH Corp.	64,500	6,307
Tapestry, Inc.	166,800	5,283
		29,781
TOTAL CONSUMER DISCRETIONARY		466,396
CONSUMER STAPLES - 4.0%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (c)	9,000	3,193
Brown-Forman Corp. Class B (non-vtg.)	56,800	3,336
Celsius Holdings, Inc. (c)	20,700	1,025
Constellation Brands, Inc. Class A (sub. vtg.)	43,700	10,509
Diageo PLC	68,800	2,408
Duckhorn Portfolio, Inc. (c)	6,648	68
Keurig Dr. Pepper, Inc.	200,200	6,320
Monster Beverage Corp.	208,750	11,513
PepsiCo, Inc.	112,900	19,000
The Coca-Cola Co.	520,300	30,406
The Vita Coco Co., Inc. (c)	98,000	2,750
		90,528
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	64,100	3,656
BJ's Wholesale Club Holdings, Inc. (c)	13,600	878
Costco Wholesale Corp.	57,400	34,023
Dollar General Corp.	19,300	2,531
Dollar Tree, Inc. (c)	34,300	4,239
Maplebear, Inc.	2,600	63
Sprouts Farmers Market LLC (c)	12,400	534
Target Corp.	52,700	7,052
U.S. Foods Holding Corp. (c)	149,672	6,560
Walmart, Inc.	175,200	27,277
		86,813
Food Products - 0.4%
Freshpet, Inc. (b)(c)	34,000	2,412
Lamb Weston Holdings, Inc.	37,300	3,731
McCormick & Co., Inc. (non-vtg.)	62,100	4,026
Mondelez International, Inc.	199,000	14,141
The Hershey Co.	28,300	5,318
		29,628
Household Products - 0.7%
Energizer Holdings, Inc.	35,400	1,092
Procter & Gamble Co.	329,900	50,646
		51,738
Personal Care Products - 0.3%
elf Beauty, Inc. (c)	27,500	3,247
Estee Lauder Companies, Inc. Class A	54,000	6,895
Kenvue, Inc.	380,300	7,773
		17,915
Tobacco - 0.1%
Altria Group, Inc.	229,900	9,665
TOTAL CONSUMER STAPLES		286,287
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (c)	219,900	3,419
Schlumberger Ltd.	130,600	6,796
Weatherford International PLC (c)	65,200	5,913
		16,128
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp.	2,242,376	4,181
Athabasca Oil Corp. (c)	1,502,800	4,297
Canadian Natural Resources Ltd.	59,300	3,961
Eco Atlantic Oil & Gas Ltd. (c)	1,213,000	152
Exxon Mobil Corp.	777,191	79,849
Hess Corp.	68,700	9,656
Imperial Oil Ltd.	259,585	14,625
Kosmos Energy Ltd. (c)	648,500	4,403
MEG Energy Corp. (c)	633,200	11,974
Phillips 66 Co.	103,474	13,337
Shell PLC ADR	164,400	10,818
Valero Energy Corp.	79,500	9,966
		167,219
TOTAL ENERGY		183,347
FINANCIALS - 8.3%
Banks - 2.8%
AIB Group PLC	557,520	2,582
Bank of America Corp.	643,927	19,633
Citigroup, Inc.	155,838	7,184
DNB Bank ASA	183,500	3,495
Eurobank Ergasias Services and Holdings SA (c)	3,079,994	5,669
HDFC Bank Ltd.	145,200	2,722
JPMorgan Chase & Co.	470,618	73,454
KBC Group NV	21,600	1,237
KeyCorp	768,929	9,527
M&T Bank Corp.	36,292	4,652
Pathward Financial, Inc.	34,000	1,686
Piraeus Financial Holdings SA (c)	879,271	3,120
PNC Financial Services Group, Inc.	133,621	17,900
Starling Bank Ltd. Series D (c)(d)(e)	659,301	2,505
Truist Financial Corp.	254,074	8,166
Wells Fargo & Co.	772,509	34,446
		197,978
Capital Markets - 1.6%
Bank of New York Mellon Corp.	191,679	9,262
BlackRock, Inc. Class A	20,727	15,571
Brookfield Corp. Class A	95,088	3,354
Cboe Global Markets, Inc.	30,366	5,532
CME Group, Inc.	56,134	12,257
Interactive Brokers Group, Inc.	60,797	4,732
London Stock Exchange Group PLC	27,732	3,126
MarketAxess Holdings, Inc.	25,607	6,149
Moody's Corp.	37,300	13,613
Morgan Stanley	215,876	17,128
Northern Trust Corp.	96,300	7,632
State Street Corp.	34,716	2,528
StepStone Group, Inc. Class A	89,539	2,294
UBS Group AG	364,748	10,304
Virtu Financial, Inc. Class A	93,117	1,674
		115,156
Consumer Finance - 0.1%
OneMain Holdings, Inc.	84,696	3,583
Shriram Transport Finance Co. Ltd.	110,584	2,662
		6,245
Financial Services - 2.2%
Apollo Global Management, Inc.	191,042	17,576
Berkshire Hathaway, Inc.:
Class A (c)	11	6,005
Class B (c)	14,096	5,075
Block, Inc. Class A (c)	274,400	17,405
Dlocal Ltd. (c)	217,200	3,747
Fiserv, Inc. (c)	91,627	11,967
FleetCor Technologies, Inc. (c)	17,106	4,114
Global Payments, Inc.	78,773	9,172
Jumo World Holding Ltd. (d)(e)	162,299	237
Jumo World Ltd. (c)(e)	162	0
One97 Communications Ltd. (c)	547,300	5,749
Shift4 Payments, Inc. (b)(c)	64,681	4,257
UWM Holdings Corp. Class A (b)	380,782	2,075
Visa, Inc. Class A	269,415	69,153
Voya Financial, Inc.	23,543	1,684
Worldline SA (a)(c)	158,235	2,459
		160,675
Insurance - 1.6%
Arthur J. Gallagher & Co.	61,688	15,360
Chubb Ltd.	74,440	17,079
Direct Line Insurance Group PLC (c)	1,618,076	3,851
Everest Re Group Ltd.	22,722	9,329
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,104	6,530
Globe Life, Inc.	35,773	4,405
Hartford Financial Services Group, Inc.	124,949	9,766
Marsh & McLennan Companies, Inc.	84,265	16,804
Progressive Corp.	92,883	15,236
Prudential PLC	150,643	1,648
The Travelers Companies, Inc.	49,186	8,884
Unum Group	160,054	6,882
		115,774
TOTAL FINANCIALS		595,828
HEALTH CARE - 7.8%
Biotechnology - 1.3%
Exact Sciences Corp. (c)	68,100	4,358
Gilead Sciences, Inc.	461,200	35,328
Legend Biotech Corp. ADR (c)	21,260	1,293
Regeneron Pharmaceuticals, Inc. (c)	30,177	24,860
Vertex Pharmaceuticals, Inc. (c)	71,393	25,331
		91,170
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	58,202	6,070
Boston Scientific Corp. (c)	939,662	52,518
Inspire Medical Systems, Inc. (c)	7,680	1,116
Intuitive Surgical, Inc. (c)	70,693	21,974
Penumbra, Inc. (c)	36,127	8,023
Stryker Corp.	128,193	37,987
		127,688
Health Care Providers & Services - 2.5%
agilon health, Inc. (c)	249,500	2,650
Cencora, Inc.	154,968	31,516
Cigna Group	77,400	20,347
CVS Health Corp.	155,639	10,576
Humana, Inc.	4,346	2,107
Surgery Partners, Inc. (c)	479,505	15,704
UnitedHealth Group, Inc.	180,661	99,900
		182,800
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (c)	69,100	3,007
Danaher Corp.	23,600	5,270
Gerresheimer AG	56,860	5,375
Thermo Fisher Scientific, Inc.	8,706	4,316
		17,968
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	357,968	23,121
Eli Lilly & Co.	114,641	67,757
Indivior PLC (c)	451,788	7,346
Merck & Co., Inc.	394,910	40,470
Royalty Pharma PLC	262,348	7,102
		145,796
TOTAL HEALTH CARE		565,422
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	179,500	9,442
Lockheed Martin Corp.	52,530	23,521
Northrop Grumman Corp.	18,846	8,955
RTX Corp.	63,652	5,186
Space Exploration Technologies Corp. Class A (c)(d)(e)	16,000	1,296
The Boeing Co. (c)	110,882	25,684
TransDigm Group, Inc.	12,400	11,940
		86,024
Air Freight & Logistics - 0.1%
FedEx Corp.	31,500	8,153
Building Products - 0.4%
Trane Technologies PLC	132,681	29,908
Construction & Engineering - 0.1%
Quanta Services, Inc.	19,900	3,747
Electrical Equipment - 0.6%
AMETEK, Inc.	173,132	26,875
Eaton Corp. PLC	74,300	16,917
		43,792
Ground Transportation - 0.9%
CSX Corp.	443,350	14,320
Old Dominion Freight Lines, Inc.	49,300	19,181
Uber Technologies, Inc. (c)	243,104	13,706
Union Pacific Corp.	67,800	15,273
		62,480
Industrial Conglomerates - 0.4%
General Electric Co.	238,198	29,013
Machinery - 1.5%
Caterpillar, Inc.	63,613	15,949
Deere & Co.	16,900	6,159
Dover Corp.	134,300	18,958
Fortive Corp.	280,931	19,379
Ingersoll Rand, Inc.	298,200	21,300
Parker Hannifin Corp.	69,437	30,079
		111,824
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	96,300	3,556
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	508,221	5,382
TOTAL INDUSTRIALS		383,879
INFORMATION TECHNOLOGY - 17.0%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	158,300	14,404
IT Services - 0.9%
Capgemini SA	55,300	11,316
EPAM Systems, Inc. (c)	31,700	8,185
Infosys Ltd. sponsored ADR	251,000	4,405
MongoDB, Inc. Class A (c)	37,200	15,466
Shopify, Inc. Class A (c)	25,300	1,842
Snowflake, Inc. (c)	38,100	7,151
Twilio, Inc. Class A (c)	96,900	6,267
Wix.com Ltd. (c)	55,500	5,633
		60,265
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (c)	156,600	18,974
ASML Holding NV (Netherlands)	19,800	13,494
GaN Systems, Inc. (e)	65,072	7
GaN Systems, Inc. (e)	65,072	0
Marvell Technology, Inc.	195,600	10,901
Micron Technology, Inc.	381,687	29,054
NVIDIA Corp.	337,200	157,708
NXP Semiconductors NV	69,297	14,142
ON Semiconductor Corp. (c)	46,100	3,288
Renesas Electronics Corp. (c)	490,400	8,547
SolarEdge Technologies, Inc. (c)	85,300	6,771
Taiwan Semiconductor Manufacturing Co. Ltd.	971,000	17,673
		280,559
Software - 8.2%
Adobe, Inc. (c)	89,000	54,380
Autodesk, Inc. (c)	66,900	14,613
CCC Intelligent Solutions Holdings, Inc. (c)(d)	34,443	402
Elastic NV (c)	68,996	5,545
Five9, Inc. (c)	95,500	7,279
HubSpot, Inc. (c)	28,200	13,929
Intuit, Inc.	54,500	31,145
Microsoft Corp.	1,018,600	385,961
Salesforce, Inc. (c)	169,989	42,820
Stripe, Inc. Class B (c)(d)(e)	15,600	343
Synopsys, Inc. (c)	37,000	20,100
Tenable Holdings, Inc. (c)	101,900	4,218
Workday, Inc. Class A (c)	48,200	13,049
		593,784
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	1,398,820	265,706
Samsung Electronics Co. Ltd.	168,050	9,412
		275,118
TOTAL INFORMATION TECHNOLOGY		1,224,130
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	20,547	5,559
Cabot Corp.	34,570	2,624
Celanese Corp. Class A	32,760	4,543
Chemtrade Logistics Income Fund	211,030	1,353
Corteva, Inc.	89,870	4,062
Dow, Inc.	126,830	6,563
DuPont de Nemours, Inc.	61,282	4,384
Linde PLC	74,013	30,624
LyondellBasell Industries NV Class A	44,530	4,235
Nutrien Ltd.	18,690	1,000
Olin Corp.	32,602	1,537
The Chemours Co. LLC	111,770	3,066
The Mosaic Co.	53,280	1,912
Tronox Holdings PLC	160,060	2,041
Westlake Corp.	13,960	1,792
		75,295
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,707	2,651
Vulcan Materials Co.	12,200	2,605
		5,256
Containers & Packaging - 0.1%
Aptargroup, Inc.	20,030	2,542
Crown Holdings, Inc.	6,080	523
Greif, Inc. Class A	35,170	2,458
		5,523
Metals & Mining - 0.2%
Arch Resources, Inc.	1,840	305
E3 Lithium Ltd. (c)	40,050	63
First Quantum Minerals Ltd.	49,950	409
Franco-Nevada Corp.	13,940	1,561
Freeport-McMoRan, Inc.	223,578	8,344
Ivanhoe Mines Ltd. (c)	164,310	1,466
Nucor Corp.	17,310	2,942
Reliance Steel & Aluminum Co.	815	224
		15,314
TOTAL MATERIALS		101,388
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	2,900	317
American Tower Corp.	59,300	12,381
COPT Defense Properties (SBI)	75,200	1,820
Crown Castle International Corp.	61,900	7,260
CubeSmart	12,200	485
Digital Realty Trust, Inc.	65,900	9,146
Equinix, Inc.	17,400	14,181
Equity Lifestyle Properties, Inc.	113,200	8,049
Essex Property Trust, Inc.	25,800	5,507
Extra Space Storage, Inc.	1,611	210
Invitation Homes, Inc.	182,300	6,082
Mid-America Apartment Communities, Inc.	54,800	6,822
Omega Healthcare Investors, Inc.	43,700	1,387
Prologis (REIT), Inc.	122,300	14,056
Simon Property Group, Inc.	44,100	5,508
Ventas, Inc.	78,300	3,589
Welltower, Inc.	103,100	9,186
		105,986
UTILITIES - 1.4%
Electric Utilities - 1.2%
Constellation Energy Corp.	94,025	11,381
Duke Energy Corp.	35,300	3,257
Edison International	74,900	5,018
Entergy Corp.	38,200	3,874
FirstEnergy Corp.	107,500	3,971
NextEra Energy, Inc.	276,300	16,166
NRG Energy, Inc.	76,400	3,655
PG&E Corp.	656,062	11,265
PPL Corp.	193,200	5,046
Southern Co.	265,500	18,845
		82,478
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	166,300	2,862
Multi-Utilities - 0.2%
Dominion Energy, Inc.	33,845	1,535
NiSource, Inc.	152,500	3,910
Sempra	163,648	11,925
		17,370
Water Utilities - 0.0%
American Water Works Co., Inc.	19,000	2,505
TOTAL UTILITIES		105,215
TOTAL COMMON STOCKS (Cost $2,938,552)		4,412,387

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)(e)	18,992	4,437

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(d)(e)	38,272	781

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	16,809	497
Series B2(c)(d)(e)	8,427	272
		769
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	6,703	604

TOTAL INDUSTRIALS		1,373

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	56,066	1,105

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)(e)	140,700	1,418
Xsight Labs Ltd. Series D (c)(d)(e)	60,136	271
		1,689
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	28,657	365
Bolt Technology OU Series E (c)(d)(e)	6,388	731
Databricks, Inc.:
Series G(c)(d)(e)	4,077	300
Series H(c)(d)(e)	19,485	1,432
Skyryse, Inc. Series B (c)(d)(e)	50,800	1,215
Stripe, Inc. Series H (c)(d)(e)	18,549	408
		4,451
TOTAL INFORMATION TECHNOLOGY		7,245

TOTAL CONVERTIBLE PREFERRED STOCKS		13,836
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (c)(d)(e)	62,279	1,270

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(e)	91,236	801

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	58,730	734

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,805
TOTAL PREFERRED STOCKS (Cost $17,863)		16,641

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e) (Cost $941)	941	938

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.4% 12/7/23 to 2/29/24 (g) (Cost $7,652)	7,690	7,652

Fixed-Income Funds - 36.8%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $3,025,678)	27,757,365	2,654,992

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (i)	202,739,117	202,780
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	8,043,646	8,044
TOTAL MONEY MARKET FUNDS (Cost $210,823)		210,824

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $6,201,509)	7,303,434
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(90,305)
NET ASSETS - 100.0%	7,213,129

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	277	Dec 2023	63,388	3,184	3,184

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,059,000 or 0.1% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,575,000 or 0.3% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,652,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757

ABL Space Systems Series B2	10/22/21	573

Algolia, Inc. Series D	7/23/21	838

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	941

Astera Labs, Inc. Series C	8/24/21	473

Astranis Space Technologies Corp. Series C	3/19/21	1,229

Beta Technologies, Inc. Series A	4/09/21	491

Bolt Technology OU Series E	1/03/22	1,660

ByteDance Ltd. Series E1	11/18/20	2,081

Cazoo Group Ltd.	3/28/21	533

CCC Intelligent Solutions Holdings, Inc.	2/02/21	344

Circle Internet Financial Ltd. Series E	5/11/21	1,011

Circle Internet Financial Ltd. Series F	5/09/22	1,613

Databricks, Inc. Series G	2/01/21	241

Databricks, Inc. Series H	8/31/21	1,432

Epic Games, Inc.	3/29/21	1,518

Gupshup, Inc.	6/08/21	1,343

Jumo World Holding Ltd.	9/06/23	162

Skyryse, Inc. Series B	10/21/21	1,254

Space Exploration Technologies Corp. Class A	2/16/21	672

Starling Bank Ltd. Series D	6/18/21	1,179

Stripe, Inc. Class B	5/18/21	626

Stripe, Inc. Series H	3/15/21 - 5/25/23	744

Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	177,072	309,337	283,629	2,121	-	-	202,780	0.4%
Fidelity Investment Grade Bond Central Fund	2,528,957	144,164	-	26,184	-	(18,129)	2,654,992	7.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,120	26,215	19,291	11	-	-	8,044	0.0%
Total	2,707,149	479,716	302,920	28,316	-	(18,129)	2,865,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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